Note 41 - Management Report - Risk and Capital Performance - Reconciliation of Shareholders Equity to Regulatory Capital (Detail) - Reconciliation of Shareholders Equity to Regulatory Capital [Member] - EUR (€)
€ in Millions
		Dec. 31, 2024		Dec. 31, 2023
Reconciliation of Shareholders Equity to Regulatory Capital [Line Items]
Total shareholders equity per accounting balance sheet (IASB IFRS)		€ 68,709		€ 65,999
Difference between equity per IASB IFRS / EU IFRS4	[1]	2,433		1,513
Shareholders equity per accounting balance sheet EU IFRS		66,276		64,486
Deconsolidation Consolidation of entities		24		(35)
Of which: [Abstract]
Additional paid-in capital		0		0
Retained earnings		(24)		(35)
Accumulated other comprehensive income (loss), net of tax		0		0
Total shareholders' equity per regulatory balance sheet		66,252		64,451
Noncontrolling interest based on transitional rules		1,020		973
Accrual for dividend and AT1 coupons	[2]	(2,565)		1,279
Capital instruments not eligible under CET 1 as per CRR 28(1) (22) 0		(7)		(21)
Common Equity Tier 1 (CET 1) capital before regulatory adjustments		64,700		64,124
Prudential Filters		(1,585)		(1,853)
Additional value adjustments		(1,680)		(1,727)
Any increase in equity that results from securitized assets		0		0
Fair value reserves related to gains or losses on cash flow hedges and gains or losses on liabilities designated at fair value resulting from changes in own credit standing		95		(126)
Regulatory adjustments		(13,659)		(14,205)
Goodwill and other intangible assets (net of related tax liabilities)		(5,277)		(5,014)
Deferred tax assets that rely on future profitability		(3,463)		(4,207)
Negative amounts resulting from the calculation of expected loss amounts		(3,037)		(2,386)
Defined benefit pension fund assets		(1,173)		(920)
Direct, indirect and synthetic holdings by the institution of the CET 1 instruments of financial sector entities where the institution has a significant investment in those entities		0		0
Securitization positions not included in risk-weighted assets		0		0
Regulatory adjustments relating to unrealized gains and losses pursuant to Art. 467 and 468 CRR		1,012		0
Other regulatory adjustments		(1,721)	[3]	(1,679)
Common Equity Tier 1 capital		€ 49,457		€ 48,066

[1]	Differences in “equity per balance sheet” result entirely from deviations in profit (loss) after taxes due to the application of EU carve-out rules as set forth in the chapter " Material Accounting Policies and Critical Accounting Estimates". These rules were initially applied in the first quarter 2020.
[2]	Full year profit is recognized as per ECB Decision (EU) 2015/656 in accordance with the Article 26(2) of Regulation (EU) No 575/2013 (ECB/2015/4); current year deductions include deductions for AT1 coupons of € 475 million and deductions for announced distribution to shareholders in relation to FY 2024 of € 2.1 billion , which includes an intended dividend of € 1.3 billion ( 68 Cents per share) and the ECB approved share buyback of € 750 million
[3]	Negative amounts from expected loss shortfall has been disclosed separately in the current year which was shown as part of 'Other Regulatory Adjustments' for the previous year and includes capital deductions of € 1.4 billion (December 2023: € 1.4 billion ) based on ECB guidance on irrevocable payment commitments related to the Single Resolution Fund and the Deposit Guarantee Scheme, € 0.3 billion (December 2023: € 0.3 billion ) based on ECB’s supervisory recommendation for a prudential provisioning of non-performing exposures